Subsequent Events	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 14 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Letter agreement with ClearThink

Nukkleus is party to a letter agreement with ClearThink dated as of November 22, 2021, pursuant to which ClearThink was engaged by Nukkleus in connection with the Business Combination (See Note 14 — White Lion Stock Purchase Agreement).

Craig Marshak, a member of the Board of Directors of Nukkleus, is a managing director of ClearThink, a transaction advisory firm. ClearThink has been engaged by Nukkleus to serve as the exclusive transactional financial advisor, and finder with respect to the Business Combination, to advise Nukkleus with respect to the Business Combination. As of the date of this quarterly report re-issuance Nukkleus has paid ClearThink $140,000 and upon closing of the Business Combination Nukkleus is obligated to pay ClearThink 1.2% of the total transaction value plus reimbursable expenses less the $140,000 paid to ClearThink as of the date of this quarterly report re-issuance.

Merger

On February 22, 2022, the Company entered into an Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time, the “Merger Agreement”), by and among the Company and Brilliant Acquisition Corporation, a British Virgin Islands company (“Brilliant”). The Merger Agreement has been approved by the Company’s boards of directors. The transaction is expected to close in the fourth quarter of fiscal year 2022 provided however there is no guarantee that the transaction will close.

White Lion Stock Purchase Agreement

On May 17, 2022, the Company entered into a Stock Purchase Agreement (the “White Lion Agreement”) with White Lion Capital Partners, LLC a California-based investment fund (“White Lion”). Under the terms of the White Lion Agreement, the Company has the right, but not the obligation, to require White Lion to purchase shares of its common stock up to a maximum amount of $75,000,000 or such lower amount as may be required pursuant to the rules of the market on which shares of its common stock trades at such time. Pursuant to terms of the White Lion Agreement and the Registration Rights Agreement (as defined below), the Company is required to use its commercially reasonable efforts to file with the SEC a registration statement covering the shares to be acquired by White Lion within sixty days following the closing of the previously announced business combination with Brilliant Acquisition Corporation described in its Current Report on Form 8-K filed with the SEC on February 23, 2022 (the “Business Combination”).

The term of the White Lion Agreement commences on the effective date of the registration statement and shall end on December 31, 2024, or, if earlier, the date on which White Lion has purchased the maximum number of shares of the Company’s common stock provided under the White Lion Agreement, in each case on the terms and subject to the conditions set forth in the White Lion Agreement. White Lion’s purchase price will be 96% of the dollar-volume weighted average price of the Company’s common stock over the two consecutive trading days immediately following receipt of the Company’s notice of its intent to make a draw.

During the term of the White Lion Agreement, on the terms and subject to the conditions set forth therein, the Company may draw up to the lesser of (i) the number of shares of the Company’s common stock which would result in beneficial ownership by White Lion of more than 4.99% of the outstanding shares of the Company’s common stock, (ii) the number of shares of the Company’s common stock equal to 30% of the average daily trading volume of the Company’s common stock over the five consecutive trading days immediately following the notice date, or (iii) the number of the Company’s common stock obtained by dividing $1,500,000 by the closing sale price of the Company’s common stock on the notice date.

The Company is not entitled to draw on the White Lion Agreement if the closing sale price of the Company’s common stock on the trading day immediately preceding the notice date is less than $1.00 (following the reverse stock split proposed in connection with the closing of the Business Combination and described in the Company’s Current Report on Form 8-K filed with the SEC on February 23, 2022, but adjusted for any other reorganization, recapitalization, non-cash dividend, stock split or other similar transaction). The Company is not entitled to draw on the White Lion Agreement unless each of the following additional conditions is satisfied: (i) each of the Company’s representations and warranties set forth in the White Lion Agreement is true and correct (subject to qualifications as to materiality set forth therein) in all respects as of such time; (ii) a registration statement is and remains effective for the resale of securities in connection with the White Lion Agreement; (iii) the trading of the Company’s common stock shall not have been suspended by the SEC, the applicable trading market or FINRA, or otherwise halted for any reason; (iv) the Company shall have complied with its obligations and shall not otherwise be in breach or default of any agreement set forth in the White Lion Agreement; (v) no statute, regulation, order, guidance, decree, writ, ruling or injunction shall have been enacted, entered, promulgated, threatened or endorsed by any federal, state, local or foreign court or governmental authority of competent jurisdiction, including, without limitation, the SEC, which prohibits the consummation of or which would materially modify or delay any of the transactions contemplated by the White Lion Agreement; (vi) all reports, schedules, registrations, forms, statements, information and other documents required to have been filed by us with the SEC pursuant to the reporting requirements of the Exchange Act of 1934 (other than Forms 8-K) shall have been filed with the SEC within the applicable time periods prescribed for such filings; (vii) to the extent the issuance of the put shares requires shareholder approval under the listing rules of the applicable national exchange or principal quotation system for the Company’s common stock, the Company has or will seek such approval; and (viii) certain other conditions as set forth in the White Lion Agreement.

In addition to the shares to be issued under the White Lion Agreement, the Company will include in its registration statement additional shares of the Company’s common stock in the amount of $750,000 being issued to White Lion in connection with the execution of the White Lion Agreement.

White Lion Registration Rights Agreement

In connection with the Company’s entry into the White Lion Agreement, the Company entered into a Registration Rights Agreement with White Lion (the “Registration Rights Agreement”). Pursuant to the terms of the Registration Rights Agreement, the Company has agreed to use its commercially reasonable efforts to file a registration statement under the Securities Act registering the resale of the shares sold under the White Lion Agreement within sixty days of the closing of the Business Combination. The Registration Rights Agreement also provides that the Company is required to use its commercially reasonable efforts to keep the registration effective and to prepare and file with the SEC such amendments and supplements if the foregoing registration statement is not then in effect, and the Company proposes to file certain types of registration statements under as may be necessary to keep the registration statement effective.

Appointment of directors

On May 31, 2022, the Board of Directors (the “Board”) increased the authorized number of directors of the Company and appointed Nicholas Gregory, Daniel Marcus and Brian Schwieger, each to serve as a member of the Board, with immediate effect, each until such time as he resigns or is removed and his successor appointed. There are no arrangements or understandings between any of Mr. Gregory, Mr. Marcus or Mr. Schwieger and the Company or any other person pursuant to which Mr. Gregory, Mr. Marcus or Mr. Schwieger, as applicable, was elected as a director. Mr. Marcus will serve on the Company’s audit committee, nomination committee and compensation committee. Mr. Gregory will serve on the Company’s audit committee and nomination committee. Mr. Schwieger will serve on the Company’s audit committee, nomination committee and compensation committee.

NOTE 13 — SUBSEQUENT EVENTS

Jacobi transaction

On October 20, 2021, the Company and the shareholders (the “Original Jacobi Shareholders”) of Jacobi Asset Management Holdings Limited (“Jacobi”), including entities of which Jamal Khurshid and Nicholas Gregory, respectively, are the beneficial owner, entered into a Purchase and Sale Agreement (the “Jacobi Agreement”), pursuant to which the Company agreed to acquire 5.0% of the issued and outstanding ordinary shares of Jacobi in consideration of 20,000,000 shares of common stock of the Company (the “Jacobi Transaction”). On December 15, 2021, the Company, the Original Jacobi Shareholders and shareholders of Jacobi that were assigned their interest in Jacobi by the Original Shareholders (the “New Jacobi Shareholders”), including entities of which Mr. Khurshid and Mr. Gregory, respectively, are the beneficial owners, entered into an Amendment to the Jacobi Agreement agreeing that the Jacobi Transaction would be entered between the Company and the New Jacobi Shareholders. The Jacobi Transaction closed on December 15, 2021. Jacobi is a company focused on digital asset management that has received regulatory approval to launch the world’s first tier one Bitcoin ETF. The transactions contemplated by the Jacobi Agreement constituted a “related-party transaction” as defined in Item 404 of Regulation S-K because of Mr. Khurshid’s and Mr. Gregory’s position as beneficial owner of one or more Original Shareholders and New Jacobi Shareholders.

Letter agreement with ClearThink

Nukkleus is party to a letter agreement with ClearThink dated as of November 22, 2021, pursuant to which ClearThink was engaged by Nukkleus in connection with the Business Combination (See Note 14 — White Lion Stock Purchase Agreement).

Craig Marshak, a member of the Board of Directors of Nukkleus, is a managing director of ClearThink, a transaction advisory firm. ClearThink has been engaged by Nukkleus to serve as the exclusive transactional financial advisor, and finder with respect to the Business Combination, to advise Nukkleus with respect to the Business Combination. As of the date of this annual report re-issuance Nukkleus has paid ClearThink $140,000 and upon closing of the Business Combination Nukkleus is obligated to pay ClearThink 1.2% of the total transaction value plus reimbursable expenses less the $140,000 paid to ClearThink as of the date of this annual report re-issuance.

Brilliant Acquisition Corp [Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

NOTE 12. SUBSEQUENT EVENTS

Change of Directors

On February 15, 2022, Mitchell Cariaga notified the Company that he is resigning from the Board of Directors (the “Board”) effective on that date. Prior to his resignation, Mr. Cariaga served as a member of the Audit Committee and the Compensation Committee, and as chair of the Nominating Committee. On February 18, 2022, Xiaoying Sun notified the Company that she is resigning from the Board effective on that date. Prior to her resignation, Ms. Sun served as a member of the Audit Committee and Nominating Committee and chair of the Compensation Committee.

On February 24, 2022, the Board appointed Brian Ferrier and Yebo Shen to fill a vacancy on, and serve as members of, the Board, with immediate effect, until such time as he resigns or is removed and his successor appointed. There is no arrangement or understanding between Mr. Ferrier, Mr. Shen and the Company or any other person pursuant to which he was elected as a director. Mr. Ferrier will serve as a member of the Audit Committee and the Compensation Committee, and as chair of the Nominating Committee. Mr. Shen will serve as a member of the Audit Committee and the Nominating Committee and Chair of the Compensation Committee of the Board.

Business Combination

On February 22, 2022, the Company entered into an Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time, the “Merger Agreement”), by and among the Company and Nukkleus Inc., a Delaware corporation (“Nukkleus”). Upon consummation of the transactions contemplated by the Merger Agreement, Nukkleus would become the Nasdaq-listed parent company of Brilliant (“PubCo”), with former Nukkleus stockholders owning approximately 66% and former shareholders owning approximately 34% of the ordinary shares of PubCo issued and outstanding immediately after closing (the “PubCo Shares”), assuming no redemptions from Brilliant’s trust account.

The transactions contemplated by the Merger Agreement, are hereinafter referred to as the “Business Combination.” The Merger Agreement and the transactions contemplated thereby have been approved by the boards of directors of each of Brilliant and Nukkleus.

Extension of the period of time to consummate its initial business combination

On March 18, 2022, the shareholders of the Company approved the extension of the period of time the Company has to consummate its initial business combination by a further four months, or until July 23, 2022. In connection with the extension, the Sponsor deposited a net amount of $634,594 into the trust account, representing $0.16 per public ordinary share that was not redeemed in connection with the shareholder vote to approve the extension. The sponsor initially deposited $736,000 on March 18, 2022 and $101,406 was returned to the Sponsor on March 28, 2022 due to the fact that the shareholders elected to redeem an aggregate of 633,792 shares in connection with the Special Meeting on March 18, 2022.